Net financial income / (loss)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Net financial income / (loss)	Net financial income / (loss)
Net financial income (loss) can be analyzed as follows :

(in thousands of euro)	June 30, 2025	June 30, 2024

Interests on financial assets	793	1,269
Change in valuation allowance on financial instruments	464	1,471
Foreign exchange gains	5,630	873
Financial income	6,886	3,613
Foreign exchange losses	(2,574)	(1,763)
Unrealized losses on financial assets	—	—
Interest on financial liabilities	(229)	(300)
Financial expenses	(2,803)	(2,064)
Net financial income (loss)	4,083	1,549
For the six months ended June 30, 2025 and 2024, the foreign exchange gains and losses mainly result from the variance of the exchange rate between the Euro and the US dollar on US dollars denominated cash and cash equivalent, financial assets accounts and collaboration liabilities.
Unrealized losses on financial assets relate to unquoted instruments, the fair value of which is determined using level 2 measurements.